Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 126,857	$ 117,202	$ 69,098
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	191,473	200,782	199,355
Non-cash impairments	5,471	34,297	42,768
Amortization of debt issuance costs	19,955	15,392	0
Share-based compensation expense	27,565	42,188	37,935
Excess tax benefits from share-based compensation	(3,328)	(1,596)	(3,130)
Deferred income taxes	(37,194)	(41,291)	(68,086)
Loss on early redemption of debt	7,564	4,560	0
Loss on marketable securities	6,039	3,914	0
Changes in fair value of contingent consideration	(5,225)	(1,165)	(11,127)
Other items, net including fair value changes in derivatives	2,609	(7,509)	(13,611)
Net changes in operating assets and liabilities:
Accounts receivable	(24,764)	(16,561)	(14,921)
Inventories	(33,194)	(41,792)	(17,499)
Prepaid expenses and other	52,315	(2,273)	(7,923)
Other long-term assets	2,730	(13,090)	257
Accounts payable	7,732	(5,495)	(6,793)
Accrued and other liabilities	(25,570)	(21,482)	24,655
Income taxes	(88)	16,034	23,829
Other long-term liabilities	(3,450)	5,850	4,150
Net cash provided by operating activities	317,497	287,965	258,957
Cash flows from investing activities:
Purchases of property, plant and equipment	(97,778)	(86,591)	(84,468)
Proceeds from sale of equipment	103	35	44
Purchases of intangible assets	(19,703)	(10,412)	(34,225)
Purchases of investments	(6,053)	(9,426)	(4,319)
Purchases of short-term investments	(317,570)	(420,158)	(20,346)
Proceeds from sales of short-term investments	367,714	275,779	63,146
Cash paid for acquisitions, net of cash acquired	(66,930)	(160,436)	(170,546)
Other investing activities	(5,983)	3,608	(1,021)
Net cash used in investing activities	(146,200)	(407,601)	(251,735)
Cash flows from financing activities:
Purchase of call option related to cash convertible notes	0	(105,170)	0
Proceeds from issuance of warrants, net of issuance costs	0	68,900	0
Net repayment/proceeds from short-term debt	0	0	(1,451)
Net proceeds from issuance of cash convertible notes and cash paid for issuance costs	(86)	716,967	13
Repayment of long-term debt	(251,868)	(387,050)	(2,285)
Principal payments on capital leases	(1,079)	(4,579)	(4,215)
Proceeds from subscription receivables	97	536	1,062
Excess tax benefits from share-based compensation	3,328	1,596	3,130
Proceeds from issuance of common shares	10,316	12,131	25,337
Purchase of treasury shares	(20,818)	(126,889)	(86,029)
Other financing activities	1,497	16,401	(4,321)
Net cash (used in) provided by financing activities	(258,613)	192,843	(68,759)
Effect of exchange rate changes on cash and cash equivalents	(15,340)	(10,843)	(2,197)
Net (decrease) increase in cash and cash equivalents	(102,656)	62,364	(63,734)
Cash and cash equivalents, beginning of period	392,667	330,303	394,037
Cash and cash equivalents, end of period	290,011	392,667	330,303
Supplemental cash flow disclosures:
Cash paid for interest	20,799	24,052	31,000
Cash paid for income taxes	34,441	12,539	14,518
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	231	342	449
Intangible assets acquired in non-monetary exchange	$ 5,900	$ 0	$ 0